INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of carrying value and estimated market values of investment securities by maturity

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2015:

Available-for-sale:
Debt securities:
U.S. government and government-sponsored securities:
Due from one through five years	$1,000	$-	$(9)	$991

Corporate bonds and other securities:
Due after ten years	5,999	-	(795)	5,204

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due from one through five years	391	14	-	405
From five through ten years	9,374	125	-	9,499
After ten years	13,280	419	(1)	13,698
	23,045	558	(1)	23,602
Non-agency mortgage-backed securities:
Due after ten years	5,913	308	(361)	5,860
Total debt securities	35,957	866	(1,166)	35,657

Equity securities:
Auction rate preferred - due after 10 years	10,000	-	-	10,000

Total available-for-sale securities	$45,957	$866	$(1,166)	$45,657

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2014:

Available-for-sale:
Debt securities:
U.S. government and government-sponsored securities:
Due from five through ten years	$1,000	$-	$(24)	$976

Corporate bonds and other securities:
Due after ten years	5,999	-	(836)	5,163

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due from one through five years	684	37	-	721
From five through ten years	11,593	189	-	11,782
After ten years	12,426	377	(44)	12,759
	24,703	603	(44)	25,262
Non-agency mortgage-backed securities:
Due after ten years	6,741	321	(382)	6,680
Total debt securities	38,443	924	(1,286)	38,081

Equity securities:
Auction rate preferred - due after 10 years	10,000	-	-	10,000

Total available-for-sale securities	$48,443	$924	$(1,286)	$48,081

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2015:

Held-to-maturity:
U.S. Government and government-sponsored securities:
Due in one through five years	$9,245	$70	$(4)	$9,311
From five through ten years	954	98	-	1,052
	10,199	168	(4)	10,363

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due in five through ten years	3,304	127	-	3,431
After ten years	150,593	1,845	(588)	151,850
	153,897	1,972	(588)	155,281

Total held-to-maturity securities	$164,096	$2,140	$(592)	$165,644

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2014:

Held-to-maturity:
U.S. Government and government-sponsored securities:
Due in one through five years	$5,262	$4	$(28)	$5,238
From five through ten years	4,929	122	-	5,051
	10,191	126	(28)	10,289

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due in five through ten years	4,445	190	-	4,635
After ten years	127,540	1,831	(1,038)	128,333
	131,985	2,021	(1,038)	132,968

Total held-to-maturity securities	$142,176	$2,147	$(1,066)	$143,257

Schedule of the estimated fair value and related unrealized losses segregated by category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
	(In thousands)
June 30, 2015:

Available-for-sale:
U.S. Government and government-sponsored securities	$-	$-	$991	$9	$991	$9
Corporate bonds and other securities	-	-	5,204	795	5,204	795
U.S. Government-sponsored and guaranteed mortgage-backed securities	2,430	1	-	-	2,430	1
Total temporarily impaired available-for-sale securities	2,430	1	6,195	804	8,625	805

Held-to-maturity:
U.S. Government and government-sponsored securities	2,251	4	-	-	2,251	4
U.S. Government-sponsored and guaranteed mortgage-backed securities	46,247	261	12,630	327	58,877	588
Total temporarily impaired held-to-maturity	48,498	265	12,630	327	61,128	592

Other-than-temporarily impaired debt securities: (1)
Non-agency mortgage-backed securities	563	6	3,001	355	3,564	361
Total temporarily impaired and other-than- temporarily impaired securities	$51,491	$272	$21,826	$1,486	$73,317	$1,758

June 30, 2014:

Available-for-sale:
U.S. Government and government-sponsored securities	$-	$-	$976	$24	$976	$24
Corporate bonds and other securities	-	-	5,163	836	5,163	836
U.S. Government-sponsored and guaranteed mortgage-backed securities	2,370	1	3,931	43	6,301	44
Total temporarily impaired available-for-sale securities	2,370	1	10,070	903	12,440	904

Held-to-maturity:
U.S. Government and government-sponsored securities	1,004	1	3,229	27	4,233	28
U.S. Government-sponsored and guaranteed mortgage-backed securities	31,059	103	46,612	935	77,671	1,038
Total temporarily impaired held-to-maturity	32,063	104	49,841	962	81,904	1,066

Other-than-temporarily impaired debt securities: (1)
Non-agency mortgage-backed securities	-	-	3,301	382	3,301	382
Total temporarily impaired and other-than- temporarily impaired securities	$34,433	$105	$63,212	$2,247	$97,645	$2,352

(1)	Includes other-than-temporary impaired available-for-sale debt securities in which a portion of the other-than-temporary impairment loss remains in accumulated other comprehensive loss.

Schedule of other-than-temporary impairment losses on securities
Balance as of June 30, 2013	$15,733

Credit losses on securities for which other-than-temporary impairment was not previously recorded	-
Additional credit losses on securities for which an other-than-temporary impairment charge was previously recorded	10
Reductions for securities sold during the period	-

Balance as of June 30, 2014	15,743

Credit losses on securities for which other-than-temporary impairment was not previously recorded	-
Additional credit losses on securities for which an other-than-temporary impairment charge was previously recorded	155
Reductions for securities sold during the period	-
Balance as of June 30, 2015	$15,898

Schedule of significant assumptions used in the valuation of non-agency mortgage-backed securities

Significant assumptions used in the valuation of non-agency mortgage-backed securities were as follows as of June 30, 2015:

	Weighted	Range
	Average	Minimum	Maximum

Prepayment rates	13.7%	0.1%	20.8%
Default rates	4.4%	0.0%	24.0%
Loss severity	33.6%	0.0%	68.8%